Trade and other receivables (Details) - ZAR (R) R in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payroll debtors	R 361	R 322		R 268
Interest receivable	90	54		57
Financial assets	6,279	6,147		6,043
Prepayments	433	335		369
Value added tax	788	929		454
Total trade and other receivables	7,500	7,411	[1]	6,866	[1]
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	0	44		42
PGMs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	4,304	4,823		4,655
PGM sales concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	3,564	3,794		4,030
PGM sales other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	740	1,029		625
Battery metals activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	135	0		0
Other trade receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	R 1,389	R 904		R 1,021

[1]	* Restated — see note 1.5